Exhibit 1

GS Mortgage Securities Trust 2019-GC39

Commercial Mortgage Pass-Through Certificates, Series 2019-GC39

Report To:

GS Mortgage Securities Corporation II

Goldman Sachs & Co. LLC

Goldman Sachs Bank USA

Citi Real Estate Funding Inc.

Citigroup Global Markets Inc.

AmeriVet Securities, Inc.

Drexel Hamilton, LLC

2 May 2019

Ernst & Young LLP 5 Times Square New York, NY 10036	Tel: +1 212 773 3000 ey.com

Report of Independent Accountants on Applying Agreed-Upon Procedures

GS Mortgage Securities Corporation II Goldman Sachs & Co. LLC Goldman Sachs Bank USA 200 West Street New York, New York 10282	Citi Real Estate Funding Inc. Citigroup Global Markets Inc. 388 Greenwich Street New York, New York 10013

AmeriVet Securities, Inc. 1155 Avenue of the Americas, 14th Floor New York, New York 10036	Drexel Hamilton, LLC 77 Water Street New York, New York 10005

Re:	GS Mortgage Securities Trust 2019-GC39 (the “Issuing Entity”)
Commercial Mortgage Pass-Through Certificates, Series 2019-GC39 (the “Certificates”)

We have performed the procedures enumerated in Attachment A, which were agreed to by the addressees of this report (the “Specified Parties”), solely to assist GS Mortgage Securities Corporation II (the “Depositor”) with respect to certain information relating to the Mortgage Loans (as defined in Attachment A) relating to the Issuing Entity’s securitization transaction. This agreed-upon procedures engagement was conducted in accordance with attestation standards established by the American Institute of Certified Public Accountants. The sufficiency of the procedures is solely the responsibility of the Specified Parties. Consequently, we make no representation regarding the sufficiency of the procedures described in Attachment A, either for the purpose for which this report has been requested or for any other purpose.

The procedures performed and our associated findings are included in Attachment A.

For the purpose of the procedures described in this report, the Depositor or the Mortgage Loan Sellers (as defined in Attachment A), on behalf of the Depositor, provided us with:

a.	Certain electronic data files (the “Data Files”) that are described in Attachment A,
b.	Electronic copies of the loan files for the Mortgage Loans which contain various source documents (the “Source Documents”) relating to the Mortgage Loans and the mortgaged properties that secure the Mortgage Loans,
c.	Certain calculation methodologies (the “Multiple Property Loan Calculation Methodologies”), which are shown on Exhibit 1 to Attachment A, for those Mortgage Loans (the “Multiple Property Loans”) that are secured by multiple mortgaged properties (the “Underlying Properties”) relating to the allocation of certain Multiple Property Loan characteristics to the respective Underlying Properties,
d.	A list of characteristics on the Data Files (the “Compared Characteristics”), which are listed on Exhibit 2 to Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to compare to information contained in the Source Documents,
e.	A list of characteristics on the Data Files (the “Recalculated Characteristics”), which are described in Attachment A, that the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate using information on the Data Files,
f.	A list of characteristics on the Data Files (the “Provided Characteristics”), which are listed on Exhibit 3 to Attachment A, on which the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform no procedures,
g.	An electronic copy of the EDGAR ABS XML technical specification (Version 1.8) document dated March 2019 that was published by the Securities and Exchange Commission (the “EDGAR ABS XML Technical Specification Document”) that the Depositor indicated contains information relating to the valid structure and content of the ABS Extensible Markup Language (XML) Asset Data File Types (as defined in the EDGAR ABS XML Technical Specification Document),
h.	A draft of the preliminary prospectus for the Issuing Entity’s securitization transaction (the “Draft Preliminary Prospectus”) and
i.	Instructions, assumptions and methodologies, which are described in Attachment A.

The procedures included in Attachment A were limited to comparing or recalculating certain information that is further described in Attachment A. The Depositor is responsible for the Data Files, Source Documents, Multiple Property Loan Calculation Methodologies, Compared Characteristics, Recalculated Characteristics, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus and the determination of the instructions, assumptions and methodologies that are described herein. We were not requested to perform and we have not performed any procedures other than those listed in Attachment A with respect to the Data Files. We have not verified, and we make no representation as to, the accuracy, completeness or reasonableness of the Source Documents, Multiple Property Loan Calculation Methodologies, Provided Characteristics, EDGAR ABS XML Technical Specification Document, Draft Preliminary Prospectus or any other information provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, upon which we relied in forming our findings. Accordingly, we make no representation and express no opinion as to: (a) the existence of the Mortgage Loans, (b) questions of legal or tax interpretation and (c) the accuracy, completeness or reasonableness of any instructions, assumptions and methodologies provided to us by the Depositor or Mortgage Loan Sellers, on behalf of the Depositor, that are described in this report. We undertake no responsibility to update this report for events and circumstances occurring after the date hereof.

We were not engaged to, and did not, conduct an examination to express an opinion or a review to express a conclusion in accordance with attestation standards established by the American Institute of Certified Public Accountants on any of the items referred to herein. Accordingly, we do not express such an opinion or conclusion. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

The agreed-upon procedures described in this report were not performed for the purpose of:

a.	Satisfying any criteria for due diligence published by a nationally recognized statistical rating organization (a “rating agency”) or
b.	Making any findings with respect to:
i.	Whether the origination of the Mortgage Loans conformed to, or deviated from, stated underwriting or credit extension guidelines, standards, criteria, or other requirements,
ii.	The value of the collateral securing the Mortgage Loans,
iii.	Whether the originators of the Mortgage Loans complied with federal, state or local laws or regulations or
iv.	Any other factor or characteristic of the Mortgage Loans that would be material to the likelihood that the issuer of the Certificates will pay interest and principal in accordance with applicable terms and conditions.

This report is intended solely for the use of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties. It is not intended to be and should not be used by any other person or entity, including investors and rating agencies, who are not identified in the report as Specified Parties, but who may have access to this report as required by law or regulation.

/s/ Ernst & Young LLP

2 May 2019

Attachment A Page 1 of 15

Background

For the purpose of the procedures described in this report, the Depositor indicated that the assets of the Issuing Entity will primarily consist of a pool of 36 fixed rate commercial mortgage loans (the “Mortgage Loans”) secured by first liens on various types of commercial and multifamily properties.

Procedures performed and our associated findings

1.	Goldman Sachs Mortgage Company (“Goldman”) and Citi Real Estate Funding Inc. (“Citi,” together with Goldman, the “Mortgage Loan Sellers”), respectively, on behalf of the Depositor, provided us with:
a.	An electronic data file (each, a “Mortgage Loan Seller Data File”) that the respective Mortgage Loan Seller, on behalf of the Depositor, indicated contains information relating to certain mortgage loans as of the related due date of each mortgage loan in May 2019 or, in the case of any mortgage loan that has its first due date subsequent to May 2019, the date that would have been its due date in May 2019 under the terms of that mortgage loan if a monthly payment were scheduled to be due in that month (collectively, the “Cut-off Date”),
b.	Record layout and decode information related to the information on each respective Mortgage Loan Seller Data File and
c.	Decode and mapping information relating to certain information described in the EDGAR ABS XML Technical Specification Document and the corresponding information on each respective Mortgage Loan Seller Data File.

2.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine the information on each respective Mortgage Loan Seller Data File. The resulting data file, as so combined, is hereinafter referred to as the “Combined Data File.” The Mortgage Loan Sellers, on behalf of the Depositor, indicated that the mortgage loans on the Combined Data File are the Mortgage Loans.

3.	For each Mortgage Loan on the Combined Data File, we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, as shown on the Combined Data File, to the corresponding information in the Source Document(s) indicated on Exhibit 2 to Attachment A that were provided by the respective Mortgage Loan Seller, on behalf of the Depositor, subject only to the instructions, assumptions, methodologies and exceptions described in the notes to Exhibit 2 to Attachment A and the next paragraph of this Item 3.

Attachment A Page 2 of 15

3. (continued)

The Source Document(s) that we were instructed by the Mortgage Loan Sellers, on behalf of the Depositor, to use for each Compared Characteristic are indicated on Exhibit 2 to Attachment A. Where more than one Source Document is listed for a Compared Characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to note agreement if the value on the Combined Data File for the Compared Characteristic agreed with the corresponding information in at least one of the Source Documents that are listed for such Compared Characteristic on Exhibit 2 to Attachment A. We performed no procedures to reconcile any differences that may exist between various Source Documents for any of the Compared Characteristics listed on Exhibit 2 to Attachment A.

4.	As instructed by the Mortgage Loan Sellers, on behalf of the Depositor, we adjusted the information on the Combined Data File to correct all the differences we noted in performing the procedures described in Item 3. above and provided a list of such differences to the Mortgage Loan Sellers. The Combined Data File, as so adjusted, is hereinafter referred to as the “Updated Data File.”

5.	Subsequent to the performance of the procedures described in Items 2. through 4. above, Goldman, on behalf of the Depositor, provided us with an electronic data file (the “Final Data File,” which together with the Mortgage Loan Seller Data Files comprise the Data Files) that Goldman, on behalf of the Depositor, indicated contains information relating to the Mortgage Loans as of the Cut-off Date.

Using information on the:

a.            Final Data File and

b.	Updated Data File,

we compared each Compared Characteristic listed on Exhibit 2 to Attachment A, all as shown on the Final Data File, to the corresponding information on the Updated Data File and found such information to be in agreement.

6.	Using the “First Due Date” of each Mortgage Loan, as shown on the Final Data File, we recalculated the “Seasoning” of each Mortgage Loan as of the Cut-off Date. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

7.	Using the “Sponsor” of each Mortgage Loan, as shown on the Final Data File, we identified those Mortgage Loans that had at least one common “Sponsor” (the “Related Groups”). We compared the “Related Group” information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 3 of 15

8.	Using the:
a.	First Due Date and
b.	Maturity Date/ARD

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Original Term To Maturity/ARD (Mos.)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

9.	Using the:
a.	First Due Date and
b.	First P&I Due Date

of each Mortgage Loan (except for the Interest Only Loans (as defined in Note 20 of Exhibit 2 to Attachment A), which are described in the succeeding paragraph of this Item 9.), both as shown on the Final Data File, we recalculated the “Original Interest-Only Period (Mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Term To Maturity/ARD (Mos.)” of each Interest Only Loan, as shown on the Final Data File, for the “Original Interest-Only Period (Mos.)” characteristic.

10.	Using the:
a.	Original Balance ($),
b.	Mortgage Loan Rate (%) and
c.	Monthly Debt Service ($)

of each Mortgage Loan (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 10.), all as shown on the Final Data File, and assuming each Mortgage Loan (except for the Interest Only Loans) has a fixed level monthly payment, we recalculated the “Original Amortization Term (Mos.)” of each Mortgage Loan (except for the Interest Only Loans). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Original Amortization Term (Mos.)” characteristic.

Attachment A Page 4 of 15

11.	Using the:
a.	Original Term To Maturity/ARD (Mos.),
b.	Original Interest-Only Period (Mos.),
c.	Original Amortization Term (Mos.) and
d.	Seasoning

of each Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Remaining Term To Maturity/ARD (Mos.),
ii.	Remaining Interest-Only Period (Mos.) and
iii.	Remaining Amortization Term (Mos.) (except for the Interest Only Loans, which are described in the succeeding paragraph of this Item 11.)

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the Interest Only Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0” for the “Remaining Amortization Term (Mos.)” characteristic.

12.	Using the:
a.	Original Balance ($),
b.	Interest Accrual Method,
c.	Original Interest-Only Period (Mos.),
d.	First Due Date,
e.	Maturity Date/ARD,
f.	Mortgage Loan Rate (%) and
g.	Monthly Debt Service ($)

of each Mortgage Loan, all as shown on the Final Data File, information in the applicable Source Documents and the Multiple Property Loan Calculation Methodologies for the Underlying Properties associated with each Multiple Property Loan, as applicable, we recalculated the:

i.	Principal balance of each Mortgage Loan as of the Cut-off Date (the “Cut-off Date Balance ($)”),
ii.	Principal balance of each Mortgage Loan and, for each Multiple Property Loan, the related Underlying Properties, as of the Cut-off Date (the “Allocated Cut-off Date Loan Amount ($)”),
iii.	Principal balance of each Mortgage Loan as of the related due date of each Mortgage Loan in April 2019 or, in the case of any Mortgage Loan that has its first due date subsequent to April 2019, the date that would have been its due date in April 2019 under the terms of that Mortgage Loan if a monthly payment were scheduled to be due in that month (the “Report Period Beginning Schedule Loan Balance Amount”) and
iv.	Principal balance of each Mortgage Loan as of the “Maturity Date/ARD” of the Mortgage Loan (the “Balloon Balance ($)”),

assuming all scheduled payments of principal and/or interest on the Mortgage Loans are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 5 of 15

12. (continued)

For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Balloon Balance ($)” as the aggregate principal balance that is scheduled to be paid on the “Maturity Date/ARD” of the Mortgage Loan, excluding any principal component of the related “Monthly Debt Service ($),” as shown on the Final Data File, on the “Maturity Date/ARD.”

For each Mortgage Loan that has its “First Due Date” in June 2019, as shown on the Final Data File (the “June 2019 First Due Date Mortgage Loans”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “Original Balance ($)” of each June 2019 First Due Date Mortgage Loan, as shown on the Final Data File, for the “Report Period Beginning Schedule Loan Balance Amount” characteristic.

13.	Using the:
a.	Interest Accrual Method,
b.	Original Interest-Only Period (Mos.),
c.	First Due Date,
d.	Mortgage Loan Rate (%),
e.	Monthly Debt Service ($) and
f.	Report Period Beginning Schedule Loan Balance Amount

of each Mortgage Loan (except for the June 2019 First Due Date Mortgage Loans, which are described in the succeeding paragraph of this Item 13.), all as shown on the Final Data File, and information in the applicable Source Documents, we recalculated the portion of the May 2019 “Monthly Debt Service ($)” for each Mortgage Loan (except for the June 2019 First Due Date Mortgage Loans) that is interest (the “Scheduled Interest Amount”) and that is principal (the “Scheduled Principal Amount”). We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each June 2019 First Due Date Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “0.00” for the “Scheduled Interest Amount” and “Scheduled Principal Amount” characteristics.

Attachment A Page 6 of 15

13. (continued)

Using the:

a.       Scheduled Interest Amount and

b.       Scheduled Principal Amount

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the:

i.       Total Scheduled Principal Interest Due Amount and

ii.       Periodic Principal and Interest Payment Securitization Amount

of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

14.	For each Pari Passu Mortgage Loan (as defined in Note 19 of Exhibit 2 to Attachment A) (except for the 101 California Street Mortgage Loan and Moffett Towers II Building V Mortgage Loan (both as defined in Note 19 of Exhibit 2 to Attachment A), which are described in the succeeding paragraphs of this Item 14.) the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the applicable Data Source(s) (as defined in Note 19 of Exhibit 2 to Attachment A) to recalculate the:
a.	Aggregate principal balance of the related Senior Companion Loan(s) (as defined in Note 19 of Exhibit 2 to Attachment A) as of the Cut-off Date (the “Cut-off Date Pari Passu Companion Loan Balance ($)”) and
b.	Aggregate principal balance of the related Senior Companion Loan(s) as of the maturity date of the related Whole Loan (as defined in Note 19 of Exhibit 2 to Attachment A) (the “Pari Passu Companion Loan Balloon Balance (Non-trust)”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the 101 California Street Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of Depositor, instructed us to:

a.	Use the information in the applicable Data Source(s) for the related Senior Companion Loans to recalculate the “Cut-off Date Pari Passu Companion Loan Balance ($)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics and
b.	Use the information in the applicable Data Source(s) for the 101 California Street Subordinate Companion Loans (as defined in Note 19 of Exhibit 2 to Attachment A) to recalculate the aggregate principal balance of the 101 California Street Subordinate Companion Loans as of the Cut-off Date (the “Cut-off Date Subordinate Companion Loan Balance ($)”) and as of the maturity date of the related Whole Loan (the “B Note Balloon Balance”).

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 7 of 15

14. (continued)

For the Moffett Towers II Building V Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of Depositor, instructed us to:

a.	Use the information in the applicable Data Source(s) for the related Senior Companion Loans to recalculate the “Cut-off Date Pari Passu Companion Loan Balance ($)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics and
b.	Use the information in the applicable Data Source(s) for the Moffett Towers II Building V Subordinate Companion Loans (as defined in Note 19 of Exhibit 2 to Attachment A) to recalculate the “Cut-off Date Subordinate Companion Loan Balance ($)” and “B Note Balloon Balance.”

We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to:

a.	Ignore differences of +/- $1 or less and
b.	Recalculate the “Pari Passu Companion Loan Balloon Balance (Non-trust)” and “B Note Balloon Balance,” respectively, as the applicable aggregate principal balance that is scheduled to be paid on the maturity date of the related Whole Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Cut-off Date Pari Passu Companion Loan Balance ($)” and “Pari Passu Companion Loan Balloon Balance (Non-trust)” characteristics. For each Mortgage Loan that is not the 101 California Street Mortgage Loan or Moffett Towers II Building V Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Cut-off Date Subordinate Companion Loan Balance ($)” and “B Note Balloon Balance” characteristics.

15.	For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the aggregate annual debt service of the related Senior Companion Loan(s) (the “Pari Passu Companion Loan Annual Debt Service ($)”) as twelve (12) times the “Pari Passu Companion Loan Monthly Debt Service ($),” as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Annual Debt Service ($)” characteristic.

Attachment A Page 8 of 15

16.	Using the:
a.	Mortgage Loan Rate (%) and
b.	Administrative Cost Rate (%)

of each Mortgage Loan, both as shown on the Final Data File, we recalculated the “Net Mortgage Loan Rate (%)” of each Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

17.	Using:
a.	Information on the Final Data File,
b.	The applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus and
c.	The applicable assumptions and calculation methodologies provided by the Mortgage Loan Sellers, on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 17.,

we recalculated the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	2016 NCF DSCR,
iv.	2017 NCF DSCR,
v.	2018 NCF DSCR,
vi.	Most Recent NCF DSCR,
vii.	Cut-off Date LTV Ratio (%),
viii.	LTV Ratio at Maturity/ARD (%),
ix.	Debt Yield on Underwritten Net Operating Income (%),
x.	Debt Yield on Underwritten Net Cash Flow (%),
xi.	% of Initial Pool Balance,
xii.	Annual Debt Service ($) and
xiii.	Loan Per Unit ($)

of each Mortgage Loan and, with respect to item xi. above, of each Underlying Property. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to round the “Underwritten NOI DSCR (x),” “Underwritten NCF DSCR (x),” “2016 NCF DSCR,” “2017 NCF DSCR,” “2018 NCF DSCR” and “Most Recent NCF DSCR” to two decimal places and the “Cut-off Date LTV Ratio (%),” “LTV Ratio at Maturity/ARD (%),” “Debt Yield on Underwritten Net Operating Income (%)” and “Debt Yield on Underwritten Net Cash Flow (%)” to the nearest 1/10th of one percent.

Attachment A Page 9 of 15

17. (continued)

For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Annual Debt Service ($) and
b.	Pari Passu Companion Loan Annual Debt Service ($),

both as shown on the Final Data File, to recalculate the:

i.	Underwritten NOI DSCR (x),
ii.	Underwritten NCF DSCR (x),
iii.	2016 NCF DSCR,
iv.	2017 NCF DSCR,
v.	2018 NCF DSCR and
vi.	Most Recent NCF DSCR

characteristics.

For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Cut-off Date Balance ($) and
b.	Cut-off Date Pari Passu Companion Loan Balance ($),

both as shown on the Final Data File, to recalculate the:

i.	Cut-off Date LTV Ratio (%),
ii.	Debt Yield on Underwritten Net Operating Income (%),
iii.	Debt Yield on Underwritten Net Cash Flow (%) and
iv.	Loan Per Unit ($)

characteristics.

For each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the sum of the:

a.	Balloon Balance ($) and
b.	Pari Passu Companion Loan Balloon Balance (Non-trust),

both as shown on the Final Data File, to recalculate the “LTV Ratio at Maturity/ARD (%)” characteristic.

For the purpose of recalculating the “Cut-off Date LTV Ratio (%)” and “LTV Ratio at Maturity/ARD (%)” characteristics for the Mortgage Loans identified on the Final Data File as “57 East 11th Street” (the “57 East 11th Street Mortgage Loan”) and “Fresenius Medical Center East Peoria” (the “Fresenius Medical Center East Peoria Mortgage Loan”), the Moffett Towers II Building V Mortgage Loan, Arbor Hotel Portfolio Mortgage Loan (as defined in Note 8 of Exhibit 2 to Attachment A) and the Garfield Apartments Mortgage Loan (as defined in Note 5 of Exhibit 2 to Attachment A), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “As Stabilized Appraised Value ($),” as shown on the Final Data File.

Attachment A Page 10 of 15

18.	Using:
a.	Information on the Final Data File,
b.	Information in the Data Source(s) and/or
c.	Information in the Secondary Financing Documents (as defined in Note 31 of Exhibit 2 to Attachment A) provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor,

for each Mortgage Loan With Existing Mezzanine Debt (as defined in Note 31 of Exhibit 2 to Attachment A), and the applicable assumptions and calculation methodologies described in the Draft Preliminary Prospectus, we recalculated the principal balance as of the Cut-off Date of the mezzanine debt associated with each Mortgage Loan With Existing Mezzanine Debt (the “Cut-off Date Mezzanine Debt Balance ($)”), assuming all scheduled payments of principal and/or interest on the mezzanine debt are made and there are no prepayments or other unscheduled collections. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For each Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Cut-off Date Mezzanine Debt Balance ($)” characteristic.

19.	Using the:
a.	Original Balance ($),
b.	Pari Passu Companion Loan Original Balance (Non-trust),
c.	B Note Original Balance,
d.	Cut-off Date Balance ($),
e.	Cut-off Date Pari Passu Companion Loan Balance ($),
f.	Cut-off Date Subordinate Companion Loan Balance ($),
g.	Balloon Balance ($),
h.	Pari Passu Companion Loan Balloon Balance (Non-trust),
i.	B Note Balloon Balance,
j.	Mortgage Loan Rate (%),
k.	Subordinate Companion Loan Interest Rate,
l.	Annual Debt Service ($),
m.	Pari Passu Companion Loan Annual Debt Service ($) and
n.	B Note Annual Payment

of each Pari Passu Mortgage Loan, all as shown on the Final Data File, the corresponding interest rates of the Senior Companion Loan(s) associated with each Pari Passu Mortgage Loan, as shown in the applicable Data Source(s), and the applicable assumptions and calculation methodologies provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, which are described in the succeeding paragraphs of this Item 19., we recalculated the:

i.	Whole Loan Original Balance,
ii.	Whole Loan Cut-off Date Balance,
iii.	Whole Loan Balloon Balance,
iv.	Whole Loan Interest Rate and
v.	Whole Loan Annual Payment

Attachment A Page 11 of 15

19. (continued)

of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

For the purpose of comparing the “Whole Loan Cut-off Date Balance” and “Whole Loan Balloon Balance” characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

For the purpose of comparing the “Whole Loan Balloon Balance” characteristic, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Balloon Balance” as the aggregate principal balance that is scheduled to be paid on the maturity date of the related whole Loan, excluding any principal component of the related monthly debt service payment that is described in the applicable Data Source(s) on the maturity date.

For the purpose of comparing the “Whole Loan Annual Payment” characteristic for each Pari Passu Mortgage Loan which has the “Amortization Type” characteristic as “Interest Only” or “Interest Only – ARD” on the Final Data File, each of which has the “Interest Accrual Method” characteristic as “Actual/360” on the Final Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Whole Loan Annual Payment” as the product of:

a.	The “Whole Loan Original Balance,” as shown on the Final Data File,
b.	The “Whole Loan Interest Rate,” as shown on the Final Data File, and
c.	365/360.

For the purpose of comparing the “Whole Loan Annual Payment” characteristic for each Amortizing Pari Passu Mortgage Loan (as defined in Note 19 of Exhibit 2 to Attachment A), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the product of:

a.	The monthly debt service for the related Whole Loan that is shown in the applicable Data Source(s) and
b.	12.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for each of the characteristics listed in i. through v. above.

Attachment A Page 12 of 15

20.	Using the:
a.	Whole Loan Cut-off Date Balance,
b.	Whole Loan Annual Payment,
c.	Underwritten Net Cash Flow ($) and
d.	Appraised Value ($)

of each Pari Passu Mortgage Loan, all as shown on the Final Data File, we recalculated the:

i.	Whole Loan DSCR and
ii.	Whole Loan LTV (except for the Moffett Towers II Building V Mortgage Loan, Arbor Hotel Portfolio Mortgage Loan and 57 East 11th Street Mortgage Loan, which are described in the final paragraph of this Item 20.), of each Pari Passu Mortgage Loan. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the “Whole Loan DSCR” to two decimal places and the “Whole Loan LTV” to the nearest 1/10th of one percent.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Whole Loan DSCR” and “Whole Loan LTV” characteristics.

For the purpose of recalculating the “Whole Loan LTV” characteristic for the Moffett Towers II Building V Mortgage Loan, Arbor Hotel Portfolio Mortgage Loan and 57 East 11th Street Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “As Stabilized Appraised Value ($),” as shown on the Final Data File.

21.	Using the:
a.	Whole Loan Original Balance,
b.	Mezzanine Debt Original Balance,
c.	Whole Loan Cut-off Date Balance,
d.	Cut-off Date Mezzanine Debt Balance ($),
e.	Whole Loan Interest Rate,
f.	Mezzanine Debt Interest Rate,
g.	Whole Loan Annual Payment and
h.	Mezzanine Debt Annual Payment

of each Mortgage Loan With Existing Mezzanine Debt, all as shown on the Final Data File, we recalculated the:

i.	Total Loan Original Balance,
ii.	Total Loan Cut-off Date Balance,
iii.	Total Loan Interest Rate and
iv.	Total Loan Annual Payment

of each Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement.

Attachment A Page 13 of 15

21. (continued)

For each Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for each of the characteristics listed in i. through iv. above.

22.	Using the:
a.	Total Loan Cut-off Date Balance,
b.	Total Loan Annual Payment,
c.	Underwritten Net Cash Flow ($) and
d.	Appraised Value ($)

of each Mortgage Loan With Existing Mezzanine Debt, all as shown on the Final Data File, we recalculated the:

i.              Total Loan DSCR and

ii.             Total Loan LTV

of each Mortgage Loan With Existing Mezzanine Debt. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to round the “Total Loan DSCR” to two decimal places and the “Total Loan LTV” to the nearest 1/10th of one percent.

For each Mortgage Loan that is not a Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Total Loan DSCR” and “Total Loan LTV” characteristics.

23.	For each Mortgage Loan on the Final Data File with the “Loan Purpose” characteristic as “Refinance” (each, a “Refinance Loan”) or “Recapitalization” (each, a “Recapitalization Loan”), except for the Mortgage Loans identified on the Final Data File as:
a.	Canal Place and
b.	The Garfield Apartments

(collectively, the “Refinance Loans With Principal’s New Cash Contribution”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Principal’s New Cash Contribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

24.	For each Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the total sources of funding for the borrower (the “Total Sources”) as the sum of the:
a.	Loan Amount (sources),
b.	Subordinate Debt,
c.	Other Sources and
d.	Principal’s New Cash Contribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 14 of 15

25.	For each Refinance Loan and Recapitalization Loan, except for the Refinance Loans With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Principal Equity Distribution” as the difference between the:
a.	Total Sources and
b.	Sum of the:
i.	Loan Payoff,
ii.	Purchase Price,
iii.	Closing Costs,
iv.	Reserves and
v.	Other Uses,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

26.	For:
a.	Each Mortgage Loan on the Final Data File with the “Loan Purpose” characteristic as “Acquisition” (each, an “Acquisition Loan”) and
b.	The Refinance Loans With Principal’s New Cash Contribution,

the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Principal Equity Distribution” characteristic. We compared this information to the corresponding information on the Final Data File and found such information to be in agreement.

27.	For each Mortgage Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the total uses of the loan proceeds (the “Total Uses”) as the sum of the:
a.	Loan Payoff,
b.	Purchase Price,
c.	Closing Costs,
d.	Reserves,
e.	Other Uses and
f.	Principal Equity Distribution,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Attachment A Page 15 of 15

28.	For each Acquisition Loan and Refinance Loan With Principal’s New Cash Contribution, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Principal’s New Cash Contribution” as the difference between the:
a.	Total Uses and
b.	Sum of the:
i.	Loan Amount (sources),
ii.	Subordinate Debt and
iii.	Other Sources,

all as shown on the Final Data File. We compared this recalculated information to the corresponding information on the Final Data File and found such information to be in agreement. For the purpose of this procedure, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

Exhibit 1 to Attachment A

Multiple Property Loan Calculation Methodologies

Multiple Property Loan	Characteristic	Methodology Provided by the Mortgage Loan Sellers

• RR America Portfolio • Colson Portfolio • NY & PA Self Storage Portfolio • Walgreens Flushing & Steinway Mixed Use • Walgreens EJR Portfolio	Allocated Cut-off Date Loan Amount ($)	The “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Original Balance ($)” allocations for the Underlying Properties that are stated in the applicable Source Document

• Tulsa Office Portfolio • Arbor Hotel Portfolio	Allocated Cut-off Date Loan Amount ($)	The “Allocated Cut-off Date Loan Amount ($)” of the Multiple Property Loan is allocated pro-rata to the respective Underlying Properties using the “Whole Loan Original Balance” (as defined in Item 19. of Attachment A) allocations for the Underlying Properties that are stated in the applicable Data Source (as defined in Note 19 of Exhibit 2 to Attachment A)

Note:	Certain capitalized terms in the “Characteristic” and “Methodology Provided by the Mortgage Loan Sellers” columns that have not previously been defined are defined in Attachment A and Exhibit 2 to Attachment A.

Exhibit 2 to Attachment A Page 1 of 29

Compared Characteristics and Source Documents

Property Information:

Characteristic	Source Document(s)

Address (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
City (see Note 1)	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
County	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
State (see Note 1)	Appraisal Report, Engineering Report or Phase I Environmental Report
AL_State	Appraisal Report, Engineering Report, Phase I Environmental Report or USPS Internet Site
Zip Code	USPS Internet Site, Appraisal Report, Engineering Report or Phase I Environmental Report
General Property Type (see Note 2)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Property Type Code (see Notes 2 and 3)	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Detailed Property Type	Appraisal Report, Borrower Rent Roll or Underwritten Rent Roll
Unit Description	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units, Pads, Rooms, Sq Ft (see Note 4)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Net Rentable Square Feet Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Net Rentable Square Feet Securitization Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel or Appraisal Report
Units Beds Rooms Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Units Beds Rooms Securitization Number (see Note 5)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement, Tenant Estoppel, Appraisal Report or Underwriter’s Summary Report
Year Built	Appraisal Report, Engineering Report or Phase I Environmental Report
Year Renovated (see Note 6)	Appraisal Report, Engineering Report, Phase I Environmental Report or Historical Capex Summary

Exhibit 2 to Attachment A Page 2 of 29

Property Information: (continued)

Characteristic	Source Document(s)

Occupancy (%) (see Note 4)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Occupancy Date (see Note 7)	Underwritten Rent Roll, Borrower Rent Roll, Underwriter’s Summary Report, Lease Agreement or Tenant Estoppel
Rent Steps Date	Underwritten Rent Roll
Student / Military / Other Concentration?	Appraisal Report

Third Party Information:

Characteristic	Source Document(s)

Appraised Value ($) (see Note 8)	Appraisal Report or Portfolio Appraisal Report
Appraisal Date (see Note 8)	Appraisal Report
As Stabilized Appraised Value ($) (see Note 8)	Appraisal Report
As Stabilized Appraisal Date (see Note 8)	Appraisal Report
Appraisal FIRREA (Y/N)	Appraisal Report
Appraiser Designation	Appraisal Report
Engineering Report Date	Engineering Report
Environmental Phase I Report Date	Phase I Environmental Report
Environmental Phase II (see Note 9)	Phase II Environmental Report
Environmental Phase II Report Date (see Note 9)	Phase II Environmental Report
Environmental Insurance Required (Y/N) (see Notes 10 and 11)	Insurance Review Document
Seismic Report Date (see Note 12)	Seismic Report
PML or SEL (%) (see Note 12)	Seismic Report
Earthquake Insurance Required (see Note 13)	Seismic Report
Flood Risk (see Note 14)	Flood Determination Document, Insurance Review Document or Engineering Report
Flood Zone	Flood Determination Document, Insurance Review Document or Engineering Report
Blanket Insurance Policy (Yes/No) (see Note 11)	Property Insurance Certificate or Insurance Review Document
Single Tenant (Y/N)	Underwritten Rent Roll, Borrower Rent Roll, Appraisal Report, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 3 of 29

Major Tenant Information: (see Notes 4 and 15)

Characteristic	Source Document(s)

Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Largest Tenant Lease Expiration (see Note 16)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Second Largest Tenant Lease Expiration (see Note 16)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Third Largest Tenant Lease Expiration (see Note 16)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fourth Largest Tenant Lease Expiration (see Note 16)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Sq Ft	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel
Fifth Largest Tenant Lease Expiration (see Note 16)	Underwritten Rent Roll, Borrower Rent Roll, Lease Agreement or Tenant Estoppel

Exhibit 2 to Attachment A Page 4 of 29

Underwriting Information: (see Note 17)

Characteristic	Source Document(s)

2016 NOI Date	Underwriter’s Summary Report
2016 EGI ($)	Underwriter’s Summary Report
2016 Expenses ($)	Underwriter’s Summary Report
2016 NOI ($)	Underwriter’s Summary Report
2016 NCF	Underwriter’s Summary Report
2017 NOI Date	Underwriter’s Summary Report
2017 EGI ($)	Underwriter’s Summary Report
2017 Expenses ($)	Underwriter’s Summary Report
2017 NOI ($)	Underwriter’s Summary Report
2017 NCF	Underwriter’s Summary Report
2018 NOI Date	Underwriter’s Summary Report
2018 EGI ($)	Underwriter’s Summary Report
2018 Expenses ($)	Underwriter’s Summary Report
2018 NOI ($)	Underwriter’s Summary Report
2018 NCF	Underwriter’s Summary Report
Most Recent Date (if past 2018)	Underwriter’s Summary Report
Most Recent # of months	Underwriter’s Summary Report
Most Recent Description	Underwriter’s Summary Report
Most Recent EGI (if past 2018) ($)	Underwriter’s Summary Report
Most Recent Expenses (if past 2018) ($)	Underwriter’s Summary Report
Most Recent NOI (if past 2018) ($)	Underwriter’s Summary Report
Most Recent NCF (if past 2018) ($)	Underwriter’s Summary Report
Underwritten EGI ($)	Underwriter’s Summary Report
Underwritten Expenses ($)	Underwriter’s Summary Report
Underwritten Net Operating Income ($)	Underwriter’s Summary Report
Underwritten Replacement / FF&E Reserve ($)	Underwriter’s Summary Report
Underwritten Other Reserve	Underwriter’s Summary Report
Underwritten TI / LC ($)	Underwriter’s Summary Report
Underwritten Net Cash Flow ($)	Underwriter’s Summary Report
ADR ($) (see Note 18)	Underwriter’s Summary Report
RevPAR ($) (see Note 18)	Underwriter’s Summary Report

Exhibit 2 to Attachment A Page 5 of 29

Mortgage Loan Reserve and Escrow Information:

Characteristic	Source Document(s)

Ongoing Replacement Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing TI/LC Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Replacement Reserve Caps ($)	Loan Agreement or Loan Modification Agreement
TI/LC Caps ($)	Loan Agreement or Loan Modification Agreement
Ongoing Environmental Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Deferred Maintenance Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing Debt Service Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Ongoing RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Ongoing Insurance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Ongoing Other Reserve ($)	Loan Agreement, Closing Statement or Loan Modification Agreement
Other Reserve Description	Loan Agreement, Closing Statement or Loan Modification Agreement
Upfront TI/LC Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Replacement Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Deferred Maintenance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Environmental Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront RE Tax Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Insurance Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Other Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement
Upfront Debt Service Reserve ($)	Closing Statement, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 6 of 29

Mortgage Loan Information:

Characteristic	Source Document(s)

Borrower Name	Promissory Note, Loan Agreement or Loan Modification Agreement
Delaware Statutory Trust?	Promissory Note, Loan Agreement or Loan Modification Agreement
Sponsor	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
AL_Originator	Promissory Note, Loan Agreement or Loan Modification Agreement
Originator Entity Type	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Balance ($) (see Note 19)	Promissory Note, Amended Promissory Notes, Loan Agreement or Loan Modification Agreement
Loan Structure Code (see Note 3)	Promissory Note, Amended Promissory Notes, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Original Balance (Non-trust) (see Note 19)	Promissory Note, Amended Promissory Notes, Loan Agreement or Loan Modification Agreement
Mortgage Loan Rate (%)	Promissory Note, Loan Agreement or Loan Modification Agreement
Original Interest Rate Type Code (see Note 3)	Loan Agreement or Loan Modification Agreement
Monthly Debt Service ($) (see Notes 19 and 20)	Promissory Note, Amended Promissory Notes, Loan Agreement or Loan Modification Agreement
Pari Passu Companion Loan Monthly Debt Service ($) (see Note 19)	Promissory Note, Amended Promissory Notes, Loan Agreement or Loan Modification Agreement
Amortization Type	Loan Agreement or Loan Modification Agreement
Payment Type Code (see Note 3)	Loan Agreement or Loan Modification Agreement
Payment Frequency Code (see Note 3)	Loan Agreement or Loan Modification Agreement
Interest Accrual Method	Loan Agreement or Loan Modification Agreement
Interest Accrual Method Code (see Note 3)	Loan Agreement or Loan Modification Agreement
Interest Only Indicator (see Note 21)	Loan Agreement or Loan Modification Agreement
Maturity Date/ARD (see Note 22)	Promissory Note, Loan Agreement or Loan Modification Agreement
Hyper Amortizing Loan	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 7 of 29

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Final Maturity Date	Loan Agreement or Loan Modification Agreement
Due Date	Loan Agreement or Loan Modification Agreement
Grace Period-Late Fee	Loan Agreement, Loan Modification Agreement or Promissory Note
Grace Period-Default	Loan Agreement, Loan Modification Agreement or Promissory Note
Due On Sale	Loan Agreement or Loan Modification Agreement
Due on Encumbrance	Loan Agreement or Loan Modification Agreement
Mortgage Assumable?	Loan Agreement or Loan Modification Agreement
Assumption Fee	Loan Agreement or Loan Modification Agreement
Origination Date	Loan Agreement, Loan Modification Agreement or Closing Statement
Carve-out Guarantor	Guaranty Agreement, Loan Agreement or Loan Modification Agreement
Recourse	Loan Agreement, Loan Modification Agreement or Guaranty Agreement
Terrorism Insurance Required	Loan Agreement or Loan Modification Agreement
First Due Date (see Note 23)	Loan Agreement or Loan Modification Agreement
Last IO Due Date	Loan Agreement or Loan Modification Agreement
First P&I Due Date	Loan Agreement or Loan Modification Agreement
Lockbox (see Note 24)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management (see Note 24)	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Cash Management Triggers	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
DSCR at Trigger Level	Loan Agreement, Cash Management Agreement or Clearing Account Agreement
Prepayment Provision (see Notes 25 and 33)	Loan Agreement or Loan Modification Agreement
Prepayment Premium Indicator (see Notes 26 and 33)	Loan Agreement or Loan Modification Agreement
Lockout Period (see Notes 25 and 33)	Loan Agreement or Loan Modification Agreement
Lockout Expiration Date (see Notes 25, 27 and 33)	Loan Agreement or Loan Modification Agreement
Defeasance Option Start Date (see Notes 25 and 28)	Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance Begin Date (see Notes 25, 29 and 33)	Loan Agreement or Loan Modification Agreement
Prepayment Lock Out End Date (see Notes 27 and 33)	Loan Agreement or Loan Modification Agreement
Prepayment / Defeasance End Date (see Note 27)	Loan Agreement or Loan Modification Agreement
Day of Month Prepayment Permitted	Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 8 of 29

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Yield Maintenance End Date (see Notes 30 and 33)	Loan Agreement or Loan Modification Agreement
Prepayment Premiums End Date (see Notes 30 and 33)	Loan Agreement or Loan Modification Agreement
Open Period Begin Date (see Note 29)	Loan Agreement or Loan Modification Agreement
Open Period (Payments)	Loan Agreement or Loan Modification Agreement
Prepayment Type (see Note 33)	Loan Agreement or Loan Modification Agreement
Yield Maintenance Index (see Note 33)	Loan Agreement or Loan Modification Agreement
Yield Maintenance Discount (see Note 33)	Loan Agreement or Loan Modification Agreement
Yield Maintenance Margin (see Note 33)	Loan Agreement or Loan Modification Agreement
Yield Maintenance Calculation Method (see Note 33)	Loan Agreement or Loan Modification Agreement
Release Provisions (Y/N)	Loan Agreement or Loan Modification Agreement
Single Purpose Borrower (Y/N)	Loan Agreement or Loan Modification Agreement
Condominium Present?	Loan Agreement or Loan Modification Agreement
Tenant In Common (Yes/No)?	Loan Agreement or Loan Modification Agreement
Ownership Interest	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Lien Position Securitization Code (see Note 3)	Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Y/N	Ground Lease, Ground Lease Estoppel, Final Title Policy, Marked Title Commitment, Pro Forma Title Policy or Title Policy Commitment
Ground Lease Expiration Date	Ground Lease or Ground Lease Estoppel
Annual Ground Lease Payment ($)	Ground Lease or Ground Lease Estoppel
Ground Lease Extension (Y/N)	Ground Lease or Ground Lease Estoppel
# of Ground Lease Extension Options	Ground Lease or Ground Lease Estoppel
Ground Lease Expiration Date after all Extensions	Ground Lease or Ground Lease Estoppel
Cross Collateralized (Y/N)	Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Crossed Group	Loan Agreement, Loan Modification Agreement or Cross Collateralization Agreement
Letter of Credit?	Letter of Credit, Loan Agreement or Loan Modification Agreement

Exhibit 2 to Attachment A Page 9 of 29

Mortgage Loan Information: (continued)

Characteristic	Source Document(s)

Letter of Credit Balance	Letter of Credit, Loan Agreement or Loan Modification Agreement
Letter of Credit Description	Letter of Credit, Loan Agreement or Loan Modification Agreement
B Note Original Balance (see Notes 19 and 31)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Subordinate Companion Loan Interest Rate (see Notes 19 and 31)	Promissory Note, Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
B Note Maturity Date (see Note 31)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
B Note Annual Payment (see Notes 19 and 31)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Name of Mezzanine Lender (see Note 31)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Original Balance (see Note 31)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Mezzanine Debt Interest Rate (see Note 31)	Secondary Financing Documents
Mezzanine Debt Maturity Date (see Note 31)	Secondary Financing Documents
Mezzanine Debt Annual Payment (see Note 31)	Secondary Financing Documents
Other Subordinate Debt Balance / Preferred Equity Balance (see Note 31)	Loan Agreement, Loan Modification Agreement, Secondary Financing Documents or Closing Statement
Other Subordinate Debt / Preferred Equity Type (see Note 31)	Loan Agreement, Loan Modification Agreement, Secondary Financing Documents or Closing Statement
Future Debt Allowed?	Loan Agreement or Loan Modification Agreement
Loan Purpose	Closing Statement or Asset Summary Report
Property Manager	Management Agreement, Operating Agreement, Loan Agreement or Loan Modification Agreement
Hotel Franchise Flag (see Note 6)	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Franchise Agreement Expiration (see Note 6)	Franchise Agreement, Franchise Agreement Amendment, Operating Agreement or Loan Agreement
Prior Securitizations (see Notes 6 and 32)	Bloomberg Screenshot or Trepp Screenshot

Exhibit 2 to Attachment A Page 10 of 29

Sources Information:

Characteristic	Source Document(s)

Loan Amount (sources)	Closing Statement or Loan Agreement
Subordinate Debt (see Note 34)	Loan Agreement, Loan Modification Agreement or Secondary Financing Documents
Other Sources	Closing Statement

Uses Information:

Characteristic	Source Document(s)

Loan Payoff	Closing Statement
Purchase Price	Closing Statement, Purchase and Sale Agreement or Purchase Price Schedule
Closing Costs	Closing Statement
Reserves	Closing Statement, Loan Agreement or Loan Modification Agreement
Other Uses	Closing Statement

Notes:

1.	For the purpose of comparing the:
a.	Address,
b.	City and
c.	State

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences that are due to standard postal abbreviations.

2.	For the purpose of comparing the “General Property Type” and “Property Type Code” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the property type that accounts for the majority of the mortgaged property’s base rent (except for the mortgaged properties that are described in the succeeding paragraph of this Note 2), as shown in the applicable Source Document(s).

For the mortgaged properties identified on the Combined Data File as:

a.	57 East 11th Street,
b.	30-59 Steinway Street,
c.	The Garfield Apartments and
d.	SoHo Beach House,

each of which is secured by more than one property type, as shown in the applicable Source Document(s), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Mixed Use” for the “General Property Type” characteristic and “MU” for the “Property Type Code” characteristic.

Exhibit 2 to Attachment A Page 11 of 29

Notes: (continued)

3.	For the purpose of comparing the:
a.	Property Type Code,
b.	Loan Structure Code,
c.	Original Interest Rate Type Code,
d.	Payment Type Code,
e.	Payment Frequency Code,
f.	Interest Accrual Method Code and
g.	Lien Position Securitization Code

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) listed for each characteristic and the corresponding information relating to such characteristic that is contained in the EDGAR ABS XML Technical Specification Document.

4.	For the purpose of comparing the “Units, Pads, Rooms, Sq Ft,” “Occupancy (%)” and “Major Tenant Information” characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to include any improvements associated with ground lease tenants, as shown in the applicable Source Document(s).

5.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics only for:
a.	Mortgaged properties on the Combined Data File with the “General Property Type” characteristic as “Retail,” “Office,” “Industrial” or “Self Storage” and
b.	Mortgaged properties on the Combined Data File with the “Property Type” characteristic as “Mixed Use,” except for the mortgaged properties securing the Mortgage Loans identified on the Combined Data File as:
i.	The Garfield Apartments (the “Garfield Apartments Mortgage Loan”) and
ii.	Soho Beach House (the “Soho Beach House Mortgage Loan”),

which are described in the succeeding paragraphs of this Note 5.

For the Garfield Apartments Mortgage Loan, Soho Beach House Mortgage Loan and each mortgaged property on the Combined Data File that does not have the “General Property Type” characteristic as “Retail,” “Office,” “Industrial” “Mixed Use” or “Self Storage,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Net Rentable Square Feet Number” and “Net Rentable Square Feet Securitization Number” characteristics.

Exhibit 2 to Attachment A Page 12 of 29

Notes: (continued)

5. (continued)

The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics only for:

a.	Mortgaged properties on the Combined Data File with the “General Property Type” characteristic as “Multifamily” or “Hospitality,”
b.	The Garfield Apartments Mortgage Loan and
c.	The Soho Beach House Mortgage Loan.

For each mortgaged property on the Combined Data File that is not the Garfield Apartments Mortgage Loan or Soho Beach House Mortgage Loan or does not have the “General Property Type” characteristic as “Multifamily” or “Hospitality,” the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “<blank>” for the “Units Beds Rooms Number” and “Units Beds Rooms Securitization Number” characteristics.

6.	For each Mortgage Loan and Underlying Property listed in Table A1, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the information in the “Provided Value” column for the applicable characteristic listed in Table A1, even though the information in the “Provided Value” column did not agree with the information in the “Source Document Value” column that was shown in the applicable Source Document(s).

Table A1:
Mortgage Loan Seller(s)	Mortgage Loan	Underlying Property	Characteristic	Source Document Value	Provided Value

Goldman	Canal Place	NAP	Year Renovated Prior Securitizations	2016-2018 Unable to determine	2016 Hunt CRE 2017-FL1

Citi	Rosewood Inn of the Anasazi	NAP	Hotel Franchise Flag Franchise Agreement Expiration	No Source Document No Source Document	Rosewood Hotels and Resorts, L.L.C. 12/31/2049

Citi	Arbor Hotel Portfolio	Hampton Inn Santa Barbara	Franchise Agreement Expiration	1/31/2029	4/17/2034

Citi	Arbor Hotel Portfolio	Hampton Inn Norwood	Franchise Agreement Expiration	6/30/2030	4/17/2034

Citi	Arbor Hotel Portfolio	Hampton Inn Bloomington	Franchise Agreement Expiration	3/31/2028	4/17/2034

Exhibit 2 to Attachment A Page 13 of 29

Notes: (continued)

6. (continued)

We performed no procedures to determine the accuracy, completeness or reasonableness of the “Provided Value” information in Table A1 that was provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor.

7.	For each mortgaged property on the Combined Data File with the “Single Tenant (Y/N)” characteristic as “Yes” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the later of “4/1/2019” and the date listed in the applicable Source Document for the “Occupancy Date” characteristic.

8.	For the Mortgage Loan identified on the Combined Data File as “RR America Portfolio” (the “RR America Portfolio Mortgage Loan”), which is a Multiple Property Loan, the applicable Source Documents contain:
a.	Individual “As Is” appraised values for each of the 11 Underlying Properties which total $37,300,000, as shown in the respective appraisal report Source Documents, and
b.	A “Market Value of Portfolio” appraised value for the combined portfolio of $39,170,000 (the “Portfolio Market Valuation”) and a corresponding valuation date of 3/1/2019 (the “Portfolio Market Valuation Date”), as shown in the portfolio appraisal report Source Document.

For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics for the RR America Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Portfolio Market Valuation and Portfolio Market Valuation Date, respectively. For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics for each Underlying Property that secures the RR America Portfolio Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the individual “As Is” appraised value and corresponding valuation date for each Underlying Property, as shown in the applicable appraisal report Source Document.

For the Mortgage Loan identified on the Combined Data File as “Rosewood Inn of the Anasazi” (the “Rosewood Inn of the Anasazi Mortgage Loan”), the appraisal report Source Document contains:

a.	A “Market Value Upon Completion” appraised value of $25,500,000 (the “Market Value Upon Completion Value”) and corresponding valuation date of 3/1/2020 (the “Market Value Upon Completion Date”) and
b.	A “Market Value Upon Stabilization” appraised value of $26,500,000 and corresponding valuation date of 3/1/2021.

For the purpose of comparing the “As Stabilized Appraised Value ($)” and “As Stabilized Appraisal Date” characteristics for the Rosewood Inn of the Anasazi Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Market Value Upon Completion Value and Market Value Upon Completion Date, respectively.

Exhibit 2 to Attachment A Page 14 of 29

Notes: (continued)

8. (continued)

For the Mortgage Loan identified on the Combined Data File as “2325 Crenshaw Boulevard” (the “2325 Crenshaw Boulevard Mortgage Loan”), the appraisal report Source Document contains:

a.	A “Market Value As Is” appraised value of $15,800,000 and corresponding valuation date of 12/4/2018,
b.	A “Hypothetical As Is” appraised value of $16,300,000 (the “Hypothetical As Is Value”) and corresponding valuation date of 12/4/2018 (the “Hypothetical As Is Date”),
c.	A “Go Dark Value” appraised value of $12,200,000 and corresponding valuation date of 12/4/2018 and
d.	An “Insurable Value” of $11,750,000 and corresponding valuation date of 12/4/2018.

For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristics for the 2325 Crenshaw Boulevard Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Hypothetical As Is Value and Hypothetical As Is Date, respectively.

For the mortgaged property identified on the Combined Data File as “505 North Edmonds Street” (the “505 North Edmonds Street Mortgaged Property”) that secures the Mortgage Loan identified on the Combined Data File as “Colson Portfolio” (the “Colson Portfolio Mortgage Loan”), which is a Multiple Property Loan, the appraisal report Source Document contains:

a.	A “Market Value As-Is” appraised value of $3,790,000 and corresponding valuation date of 2/27/2019,
b.	A “Total As Is Value Including Excess Land” appraised value of $3,900,000 (the “Total As Is Including Excess Land Value”) and corresponding valuation date of 2/27/2019 (the “Total As Is Including Excess Land Date”),
c.	A “Hypothetical Market Value “As Dark”” appraised value of $2,330,000 and corresponding valuation date of 2/27/2019 and
d.	A “Hypothetical Market Value “As Dark” Including Excess Land” of $2,440,000 and corresponding valuation date of 2/27/2019.

For the purpose of comparing the “Appraised Value ($)” and “Appraisal Date” characteristic for the 505 North Edmonds Street Mortgaged Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the Total As Is Including Excess Land Value and Total As Is Including Excess Land Date, respectively.

Exhibit 2 to Attachment A Page 15 of 29

Notes: (continued)

8. (continued)

For the Mortgage Loan identified on the Combined Data File as “Fairview Centre” (the “Fairview Centre Mortgage Loan”), the appraisal report Source Document contains:

a.	A “Prospective Market Value Conclusion” appraised value of $15,250,000 (the “Prospective Market Value”),
b.	An “As-Is Market Value Conclusion” appraised value of $14,940,000 (the “As-Is Market Value”),
c.	An “As-is Market Value Conclusion - Outparcel” appraised value of $500,000 (the “Outparcel Value”) and
d.	A “Land Value” appraised value of $2,700,000 (the “Land Value”).

For the purpose of comparing the “Appraised Value ($)” and the “As Stabilized Appraised Value ($)” characteristics for the Fairview Centre Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore the Land Value and subtract the Outparcel Value from the Prospective Market Value and As-Is Market Value, respectively.

For the Mortgage Loan identified on the Combined Data File as the “Arbor Hotel Portfolio” (the “Arbor Hotel Portfolio Mortgage Loan”), which is a Multiple Property Loan, the applicable Source Documents contain:

a.	Individual “When Stabilized” appraised values for each of the six Underlying Properties which total $175,300,000 and various corresponding valuation dates, as shown in the respective appraisal report Source Documents, and
b.	Individual “When Complete” appraised values for each of the six Underlying Properties which total $164,700,000 (each, a “When Complete Value”) and a corresponding valuation date of 4/1/2020 (the “When Complete Date”), as shown in the respective appraisal report Source Documents.

For the purpose of comparing the “As Stabilized Appraised Value ($)” and “As Stabilized Appraisal Date” characteristics for the Arbor Hotel Portfolio Mortgage Loan and the related Underlying Properties, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the applicable When Complete Value and When Complete Date, respectively.

9.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the ”Environmental Phase II” and “Environmental Phase II Report Date” characteristics only for Mortgage Loans and/or mortgaged properties (if any) that contained a phase II environmental report Source Document in the related loan file. For each Mortgage Loan and/or mortgaged property on the Combined Data File that does not contain a phase II environmental report Source Document in the related loan file, the Mortgage Loan Sellers on behalf of the Depositor, instructed us to use “No” for the “Environmental Phase II” characteristic and “NAP” for the “Environmental Phase II Report Date” characteristic.

Exhibit 2 to Attachment A Page 16 of 29

Notes: (continued)

10.	For the purpose of comparing the “Environmental Insurance Required (Y/N)” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” if there is an insurance review document Source Document in the related loan file which indicates that environmental insurance is in place. We performed no procedures to determine if any Mortgage Loan and/or mortgaged property on the Combined Data File that did not contain an insurance review document Source Document in the related loan file was required to obtain environmental insurance for the related mortgaged property.

11.	For the purpose of comparing the “Environmental Insurance Required (Y/N)” and “Blanket Insurance Policy (Yes/No)” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the applicable Source Document(s) even if such Source Document(s) expired prior to the Cut-off Date.

12.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “Seismic Report Date” and “PML or SEL (%)” characteristics only for the Mortgage Loans and/or mortgaged properties (if any) that contained a seismic report Source Document in the related loan file. For each Mortgage Loan and/or mortgaged property on the Combined Data File that does not contain a seismic report Source Document in the related loan file, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “NAP” for the “Seismic Report Date” and “PML or SEL (%)” characteristics.

13.	For each Mortgage Loan and/or mortgaged property on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” for the “Earthquake Insurance Required” characteristic if the “PML or SEL (%)” value on the Combined Data File is greater than or equal to 20%. If the “PML or SEL (%)” value on the Combined Data File is less than 20% or is “NAP” (as described in Note 12), the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “No” for the “Earthquake Insurance Required” characteristic.

14.	For the purpose of comparing the “Flood Risk” characteristic, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “Yes” only for those mortgaged properties (if any) which are located in flood zones containing the letters “AE,” as shown in the applicable Source Document(s). If the applicable Source Document(s) indicate the mortgaged property is located in a flood zone that does not contain the letters “AE,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “No” for the “Flood Risk” characteristic.

For the purpose of comparing the “Flood Risk” characteristic for the Mortgage Loan identified on the Combined Data File as “Lakeside Apartments” (the “Lakeside Apartments Mortgage Loan”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “Various.”

Exhibit 2 to Attachment A Page 17 of 29

Notes: (continued)

15.	For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that pays the higher monthly rent as the larger tenant for tenants with the same square footage, all as shown in the applicable Source Document(s). Furthermore, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to consider the tenant that has the later lease expiration date as the larger tenant for tenants with the same square footage and monthly rent, all as shown in the applicable Source Document(s).

For the purpose of comparing the “Major Tenant Information” characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to combine multiple spaces leased by the same tenant, and for those tenants with multiple lease expirations, to use the lease expiration date for the leases associated with the spaces which together have the largest square footage and the same lease expiration date, all as shown in the applicable Source Document(s).

16.	For the purpose of comparing the:
a.	Largest Tenant Lease Expiration,
b.	Second Largest Tenant Lease Expiration,
c.	Third Largest Tenant Lease Expiration,
d.	Fourth Largest Tenant Lease Expiration and
e.	Fifth Largest Tenant Lease Expiration

characteristics, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the last day of the month in which the Cut-off Date occurs for any tenant for which the lease expiration date shown in the applicable Source Document(s) occurs prior to the Cut-off Date.

17.	For the purpose of comparing the “Underwriting Information” characteristics that are expressed as dollar values, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to ignore differences of +/- $1 or less.

18.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the “ADR ($)” and “RevPAR ($)” characteristics only for mortgaged properties on the Combined Data File with the “General Property Type” characteristic as “Hospitality” (each, a “Hospitality Property”). For each mortgaged property on the Combined Data File that is not a Hospitality Property, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “NAP” for the “ADR($)” and “RevPAR($)” characteristics.

For the purpose of comparing the “ADR ($)” and “RevPAR ($)” characteristics for the Hospitality Properties, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the “underwritten” values, as applicable, as shown in the underwriter’s summary report Source Document.

Exhibit 2 to Attachment A Page 18 of 29

Notes: (continued)

19.	The applicable Mortgage Loan Seller(s), on behalf of the Depositor, indicated that the Mortgage Loans listed in Table A2 (each, a “Pari Passu Mortgage Loan”) are each comprised of:
a.	One or more pari-passu components of a mortgage whole loan (each, a “Whole Loan”) which also has one or more pari-passu components (each, a “Senior Companion Loan”) that will not be assets of the Issuing Entity and
b.	One or more subordinate components with respect to the:
i.	Mortgage Loan identified on the Combined Data File as “101 California Street” (the “101 California Street Mortgage Loan”) and
ii.	Mortgage Loan identified on the Combined Data File as “Moffett Towers II Building V” (the “Moffett Towers II Building V Mortgage Loan”)

(the “101 California Street Subordinate Companion Loans” and “Moffett Towers II Building V Subordinate Companions Loans,” respectively) that will not be assets of the Issuing Entity.

For each Whole Loan listed in Table A2, the applicable Source Document or other schedule provided by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, as applicable (each a “Client Provided Schedule,” together with the Source Documents, the “Data Sources”), listed in the “Data Source” column of Table A2 indicates that the Whole Loan was split into multiple note components which are pari passu with each other and, also, with respect to the 101 California Street Whole Loan and the Moffett Towers II Building V Whole Loan, components that are subordinate to the related Mortgage Loan and Companion Loans (each such component, a “Note Component”), which are listed in the “Note Component(s)” column of Table A2.

Exhibit 2 to Attachment A Page 19 of 29

Notes: (continued)

19.	(continued)

Table A2:
Mortgage Loan Seller(s)	Whole Loan	Mortgage Loan and Companion Loan(s)	Note Component(s)	Amortization Type	Data Source

Goldman	101 California Street	Mortgage Loan Senior Companion Loans Subordinate Companion Loans	A-3 A-1; A-2; A-4; A-5; A-6; A-7; A-8; A-9 B-1; B-2	Interest Only	Client Provided Schedule

Citi	59 Maiden Lane	Mortgage Loan Senior Companion Loans	A-1 A-2; A-3	Interest Only	Loan Agreement and Promissory Notes

Goldman	Albertsons Industrial - PA	Mortgage Loan Senior Companion Loan	A-1 A-2	Interest Only	Amended Promissory Notes

Goldman	Waterford Lakes Town Center	Mortgage Loan Senior Companion Loans	A-1 A-2; A-3	Amortizing	Client Provided Schedule

Goldman	Moffett Towers II Building V	Mortgage Loan Senior Companion Loans Subordinate Companion Loans	A-2 A-1; A-3; A-4 B-1; B-2; C-1; C-2	Interest Only - ARD	Client Provided Schedule

Citi	Arbor Hotel Portfolio	Mortgage Loan Senior Companion Loan	A-1 A-2	Interest Only	Amended Promissory Notes

Goldman	365 Bond	Mortgage Loan Senior Companion Loan	A-2 A-1	Interest Only	Amended Promissory Notes

Citi	Lakeside Apartments	Mortgage Loan Senior Companion Loan	A-1 A-2	Interest Only	Draft Amended Promissory Notes (1)

Citi	57 East 11th Street	Mortgage Loan Senior Companion Loan	A-2 A-1	Interest Only	Client Provided Schedule

Citi	Tulsa Office Portfolio	Mortgage Loan Senior Companion Loan	A-2 A-1	Amortizing	Client Provided Schedule

Citi	SoHo Beach House	Mortgage Loan Senior Companion Loan	A-2 A-1	Interest Only	Amended Promissory Notes

(1) The applicable Mortgage Loan Seller(s), on behalf of the depositor, instructed us to treat any draft promissory notes as final.

Exhibit 2 to Attachment A Page 20 of 29

Notes: (continued)

19. (continued)

For the purpose of comparing the “Original Balance ($)” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use information in the applicable Data Source listed in the “Data Source” column of Table A2 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A2 that are associated with the “Mortgage Loan” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Pari Passu Companion Loan Original Balance (Non-trust)” characteristic for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use information in the applicable Data Source listed in the “Data Source” column of Table A2 for the “Note Component(s)” listed in the “Note Component(s)” column of Table A2 that are associated with the “Senior Companion Loan(s)” component(s) of each Whole Loan that are listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Amortizing” listed in the “Amortization Type” column of Table A2 (the “Amortizing Pari Passu Mortgage Loans”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Original Balance ($)” of the Mortgage Loan, as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Amortizing Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the pro-rata portion of the monthly debt service for the related Whole Loan that is shown in the applicable Data Source based on the ratio of the “Pari Passu Companion Loan Original Balance (Non-trust)” of the Senior Companion Loan(s), as shown on the Combined Data File, to the original balance of the related Whole Loan, as shown in the applicable Data Source.

Exhibit 2 to Attachment A Page 21 of 29

Notes: (continued)

19. (continued)

For the purpose of comparing the “Pari Passu Companion Loan Monthly Debt Service ($)” characteristic for each Pari Passu Mortgage Loan with “Interest Only” or “Interest Only – ARD” listed in the “Amortization Type” column of Table A2, each of which has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Pari Passu Companion Loan Monthly Debt Service ($)” as 1/12th of the product of:

a.	The “Pari Passu Companion Loan Original Balance (Non-trust),” as shown on the Combined Data File,
b.	The interest rate for the related Senior Companion Loan(s), as shown in the applicable Data Source(s), and
c.	365/360.

For each Mortgage Loan that is not a Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Pari Passu Companion Loan Original Balance (Non-trust)” and “Pari Passu Companion Loan Monthly Debt Service ($)” characteristics.

For the purpose of comparing the “B Note Original Balance” characteristic for the 101 California Street Mortgage Loan and Moffett Towers II Building V Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use information in the applicable Data Source listed in the “Data Source” column of Table A2 for the Note Components listed in the “Note Component(s)” column of Table A2 that are associated with the “Subordinate Companion Loans” components of the related Whole Loan.

For the purpose of comparing the “Subordinate Companion Loan Interest Rate” characteristic for the Moffett Towers II Building V Mortgage Loan, which relates to the interest rate for the Moffett Towers II Building V Subordinate Companion Loans, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the Note Components listed in the “Note Components” column of Table A2 that are associated with the “Subordinate Companion Loans” components of the related Whole Loan, weighted by the original principal balance of those Note Components, all as shown in the applicable Data Source.

For the purpose of comparing the “B Note Annual Payment” characteristic for each Pari Passu Mortgage Loan with “Interest Only” or “Interest Only - ARD” listed in the “Amortization Type” column of Table A2 and “Subordinate Companion Loans” listed in the “Mortgage Loan and Companion Loan(s)” column of Table A2, each of which has the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “B Note Annual Payment” as the product of:

Exhibit 2 to Attachment A Page 22 of 29

Notes: (continued)

19. (continued)

a.	The “B Note Original Amount,” as shown on the Combined Data File,
b.	The “Subordinate Companion Loan Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

20.	For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only” or “Interest Only - ARD” (each, an “Interest Only Loan”), all of which have the “Interest Accrual Method” characteristic as “Actual/360” on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to recalculate the “Monthly Debt Service ($)” characteristic as 1/12th of the product of:
a.	The “Original Balance ($),” as shown on the Combined Data File,
b.	The “Mortgage Loan Rate (%),” as shown on the Combined Data File, and
c.	365/360.

For the purpose of comparing the “Monthly Debt Service ($)” characteristic for each Mortgage Loan on the Combined Data File with the “Amortization Type” characteristic as “Interest Only, Then Amortizing” (each a “Partial I/O Loan”) the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the monthly debt service following the expiration of the “Original Interest-Only Period (Mos.)” (as defined in Item 9. of Attachment A), as shown in the applicable Source Document(s).

21.	For the purpose of comparing the “Interest Only Indicator” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Interest Only Loan and Partial I/O Loan. For each Mortgage Loan that is not an Interest Only Loan or Partial I/O Loan, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Interest Only Indicator” characteristic.

22.	For the purpose of comparing the “Maturity Date/ARD” characteristic for each Mortgage Loan on the Combined Data File with the “Hyper Amortizing Loan” characteristic as “Yes,” the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the anticipated repayment date, as shown in the applicable Source Document(s).

23.	For the purpose of comparing the “First Due Date” characteristic for each Mortgage Loan on the Combined Data File where the applicable Source Document(s) do not define the first due date, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the “First Due Date” is the “Due Date” related to the first full interest accrual period, as shown in the applicable Source Document(s).

Exhibit 2 to Attachment A Page 23 of 29

Notes: (continued)

24.	For the purpose of comparing the “Lockbox” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:
a.	Hard - the borrower is required to direct the tenants to pay rents directly to a lockbox account controlled by the lender. Mortgage Loans secured by hospitality, multifamily and manufactured housing community mortgaged properties are considered to have a hard lockbox if credit card receivables are required to be deposited directly into the lockbox account even though cash, checks or “over the counter” receipts are deposited by the borrower or property manager of the related mortgaged property into the lockbox account controlled by the lender,
b.	Soft - the borrower is required to deposit or cause the property manager to deposit all rents collected into a lockbox account. Mortgage Loans secured by hospitality, multifamily and manufactured housing community mortgaged properties are considered to have a soft lockbox if credit card receivables, cash, checks or “over the counter” receipts are deposited into the lockbox account by the borrower or property manager,
c.	Soft Springing Hard - the borrower is required to deposit, or cause the property manager to deposit, all rents collected into a lockbox account until the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), at which time the lockbox account converts to a “Hard” lockbox and
d.	Springing - a lockbox that is not currently in place, but the applicable Source Document(s) require the imposition of a lockbox account upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s).

For the purpose of comparing the “Cash Management” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the following definitions:

a.	In Place - for funds directed into a lockbox, such funds are generally not made immediately available to the borrower, but instead are forwarded to a cash management account controlled by the lender and the funds are disbursed according to the applicable Source Document(s), with any excess remitted to the borrower (unless an event of default or one or more specified trigger events under the applicable Source Document(s) have occurred and are outstanding) generally on a daily basis and
b.	Springing - until the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), revenue in the lockbox is forwarded to an account controlled by the borrower or are otherwise made available to the borrower. Upon the occurrence of an event of default or one or more specified trigger events under the applicable Source Document(s), revenue in the lockbox is forwarded to a cash management account controlled by the lender, and the funds are disbursed according to the applicable Source Document(s).

Exhibit 2 to Attachment A Page 24 of 29

Notes: (continued)

25.	For the purpose of comparing the:
a.	Prepayment Provision,
b.	Lockout Period,
c.	Lockout Expiration Date,
d.	Defeasance Option Start Date and
e.	Prepayment / Defeasance Begin Date

characteristics for each Pari Passu Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to assume that the entire “Loan” (as described in the applicable Source Document(s)) has been securitized.

26.	For the purpose of comparing the “Prepayment Premium Indicator” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “true” for each Mortgage Loan that can be prepaid with yield maintenance. For Mortgage Loans that cannot be prepaid with yield maintenance, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use “false” for the “Prepayment Premium Indicator” characteristic.

27.	For the purpose of comparing the “Lockout Expiration Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the day prior to the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Lockout Expiration Date” characteristic.

For the purpose of comparing the “Prepayment Lock Out End Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the open period for Mortgage Loans that allow for defeasance and the day prior to the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment Lock Out End Date” characteristic.

For the purpose of comparing the “Prepayment / Defeasance End Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” which occurs during the open period.

Exhibit 2 to Attachment A Page 25 of 29

Notes: (continued)

28.	For the purpose of comparing the “Defeasance Option Start Date” characteristic for Mortgage Loans that allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the first “Due Date” in the defeasance period. For Mortgage Loans that do not allow for defeasance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Defeasance Option Start Date” characteristic.

29.	For the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use the first “Due Date” which occurs during the defeasance period for Mortgage Loans that allow for defeasance and the first “Due Date” which occurs during the yield maintenance period for Mortgage Loans that can be prepaid with yield maintenance. If a Mortgage Loan allows for both defeasance and prepayment with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the earlier of the dates described in the preceding sentence for the purpose of comparing the “Prepayment / Defeasance Begin Date” characteristic.

For the purpose of comparing the “Open Period Begin Date” characteristic for each Mortgage Loan on the Combined Data File, the Mortgage Loan Sellers, on behalf of the Depositor, instructed us to use first “Due Date” which occurs during the open period.

30.	For the purpose of comparing the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics for Mortgage Loans that can be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the day prior to the first “Due Date” in the open period. For Mortgage Loans that cannot be prepaid with yield maintenance, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” for the “Yield Maintenance End Date” and “Prepayment Premiums End Date” characteristics.

Exhibit 2 to Attachment A Page 26 of 29

Notes: (continued)

31.	The Mortgage Loan Sellers, on behalf of the Depositor, instructed us to perform procedures on the:
a.	B Note Original Balance,
b.	Subordinate Companion Loan Interest Rate,
c.	B Note Maturity Date,
d.	B Note Annual Payment,
e.	Name of Mezzanine Lender,
f.	Mezzanine Debt Original Balance,
g.	Mezzanine Debt Interest Rate,
h.	Mezzanine Debt Maturity Date,
i.	Mezzanine Debt Annual Payment,
j.	Other Subordinate Debt Balance / Preferred Equity Balance and
k.	Other Subordinate Debt / Preferred Equity Type

characteristics only for Mortgage Loans, if any, on the Combined Data File for which either:

i.	The promissory note, loan agreement, loan modification agreement and/or closing statement Source Documents describe the existence of any additional debt or
ii.	The Mortgage Loan Sellers, on behalf of the Depositor, provided us with certain mezzanine or subordinate loan agreements, intercreditor agreements, B-notes, subordination and standstill agreements, preferred equity agreements and/or other secondary financing documents, if applicable (collectively, the “Secondary Financing Documents”) or, in the case of the 101 California Street Mortgage Loan and Moffett Towers II Building V Mortgage Loan, the related Client Provided Schedules, that describe the existence of any additional debt.

It is possible that other documents not provided to us would indicate additional existing secondary financing. Other than the information indicated in the promissory note, loan agreement, loan modification agreement and/or closing statement Source Documents, Client Provided Schedules or Secondary Financing Documents provided to us by the applicable Mortgage Loan Seller(s), on behalf of the Depositor, we could not determine whether there is other existing secondary financing.

For the purpose of comparing the “Mezzanine Debt Interest Rate” characteristic for the Mortgage Loan identified on the Combined Data File as “365 Bond” (the “365 Bond Mortgage Loan”), which relates to the interest rate for one senior mezzanine loan and one subordinate mezzanine loan (collectively, the “365 Bond Mezzanine Loans”), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use the weighted average of the interest rates for the 365 Bond Mezzanine Loans, weighted by the original principal balance of the 365 Bond Mezzanine Loans, all as shown in the applicable Data Source or Secondary Financing Documents.

Exhibit 2 to Attachment A Page 27 of 29

Notes: (continued)

31. (continued)

For the Mortgage Loans on the Combined Data File with the “Mezzanine Debt Original Balance” characteristic value greater than zero (the “Mortgage Loans With Existing Mezzanine Debt”), the applicable Data Source(s) and/or Secondary Financing Documents indicate that the mezzanine debt associated with each Mortgage Loan With Existing Mezzanine Debt is interest-only for its entire term and accrues interest on an actual/360 basis. For the purpose of comparing the “Mezzanine Debt Annual Payment” characteristic for each Mortgage Loan With Existing Mezzanine Debt, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to recalculate the “Mezzanine Debt Annual Payment” as the product of:

a.	The “Mezzanine Debt Original Balance,” as shown on the Combined Data File,
b.	The “Mezzanine Debt Interest Rate,” as shown on the Combined Data File, and
c.	365/360.

For each Mortgage Loan which does not have additional debt (based on the procedures described in this Note 31), the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “<blank>” as the value on the Combined Data File for each of the characteristics listed in a. through k. in the first paragraph of this Note 31.

32.	For the purpose of comparing the “Prior Securitizations” characteristic for each Mortgage Loan that the Mortgage Loan Sellers, on behalf of the Depositor, indicated was included in a previous securitization, the Mortgage Loan Sellers, on behalf of the Depositor, provided a previous securitization history Bloomberg screenshot (“Bloomberg Screenshot”) or a Trepp mortgage loan transaction summary screenshot (“Trepp Screenshot”) which contains the previous securitization history for such Mortgage Loan (except for the Mortgage Loan identified on the Combined Data File as “Canal Place” (the “Canal Place Mortgage Loan”), which is described in Note 6). We performed no procedures to determine if any Mortgage Loan for which we were not provided a Bloomberg Screenshot Source Document or Trepp Screenshot Source Document relating to the previous securitization history for such Mortgage Loan was included in a previous securitization.

33.	For the Arbor Hotel Portfolio Mortgage Loan, the loan agreement Source Document contains the following partial release description:

Exhibit 2 to Attachment A Page 28 of 29

Notes: (continued)

33. (continued)

“Provided no Event of Default shall have occurred and be continuing, Borrower shall have the right at any time after the Yield Maintenance Release Date and prior to the Maturity Date to obtain the release (the “Partial Release”) of any one or more Individual Properties (each collectively, the “Released Property”) from the lien of the applicable Security Instrument thereon (and related Loan Documents) and the release of Borrower’s obligations under the Loan Documents with respect to such Released Property (other than those expressly stated to survive), upon the satisfaction of each of the following conditions precedent:”

“Borrower shall (A) partially prepay the Debt in accordance with Section 2.7 hereof in an amount equal to the Release Price for the Released Property (the “Release Amount”), (B) pay any applicable Interest Shortfall due hereunder in connection therewith and (C) pay to Lender the Yield Maintenance Premium to the extent that such prepayment occurs at any time prior to the Open Prepayment Date;”

For the purpose of comparing the:

a.	Prepayment Provision,
b.	Prepayment Premium Indicator,
c.	Lockout Period,
d.	Lockout Expiration Date,
e.	Prepayment / Defeasance Begin Date,
f.	Prepayment Lock Out End Date,
g.	Yield Maintenance End Date,
h.	Prepayments Premiums End Date,
i.	Prepayment Type,
j.	Yield Maintenance Index,
k.	Yield Maintenance Discount,
l.	Yield Maintenance Margin and
m.	Yield Maintenance Calculation Method

characteristics, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to ignore the “Yield Maintenance Premium” in the above description associated with a “Partial Release.”

We performed no procedures to determine the accuracy, completeness or reasonableness of the instructions, assumptions, methodologies and exceptions provided by the Mortgage Loan Sellers, on behalf of the Depositor, that are described in the notes above.

Exhibit 2 to Attachment A Page 29 of 29

Notes: (continued)

For the purpose of comparing the “Subordinate Debt” characteristic for the Garfield Apartments Mortgage Loan, the applicable Mortgage Loan Seller(s), on behalf of the Depositor, instructed us to use “$0.00” for the “Subordinate Debt” characteristic and ignore the $2,000,000 subordinate loan funded prior to the closing date of the related Garfield Apartments Mortgage Loan, as shown in the applicable Source Document(s).

Exhibit 3 to Attachment A Page 1 of 3

Provided Characteristics

Characteristic

Property Name
Mortgage Loan Seller
Control Number
Loan Number
Loan / Property Flag
Number of Properties
Administrative Cost Rate (%)
Subsidized Housing Programs
Overlapping Fee Interest?
Sources and Uses Comments
Pari Passu Split (Y/N)
Pari Passu Control Piece in Trust?
Pari Passu Description
Asset Type Number
Group ID
Year Built Number
Year Last Renovated
Reporting Period Beginning Date
Reporting Period End Date
Paid Through Date
Underwriting Indicator
Balloon Indicator
Negative Amortization Indicator
Modified Indicator
Arm Index Code
First Rate Adjustment Date
First Payment Adjustment Date
ARM Margin Number
Lifetime Rate Cap Percentage
Lifetime Rate Floor Percentage
Periodic Rate Increase Limit Percentage
Periodic Rate Decrease Limit Percentage
Periodic Payment Adjustment Maximum Amount
Periodic Payment Adjustment Maximum Percent
Rate Reset Frequency Code
Payment Reset Frequency Code
Index Lookback Days Number
Maximum Negative Amortization Allowed Percentage
Maximum Negative Amortization Allowed Amount
Negative Amortization Deferred Interest Cap Amount
Deferred Interest Cumulative Amount
Deferred Interest Collected Amount

Exhibit 3 to Attachment A Page 2 of 3

Characteristic

Most Recent Valuation Amount
Most Recent Valuation Date
Most Recent Valuation Source Code
Most Recent Physical Occupancy Percentage
Property Status Code
Defeased Status Code
Financials Securitization Date
Most Recent Financials Start Date
Most Recent Financials End Date
Most Recent Revenue Amount
Most Recent Net Operating Income Amount
Most Recent Net Cash Flow Amount
Net Operating Income Net Cash Flow Securitization Code
Net Operating Income Net Cash Flow Code
Most Recent Debt Service Amount
Most Recent Debt Service Coverage Net Operating Income Percentage
Most Recent Debt Service Coverage Net Cash Flow Percentage
Debt Service Coverage Securitization Code
Most Recent Debt Service Coverage Code
Asset Added Indicator
Report Period Modification Indicator
Report Period Interest Rate Percentage
Other Interest Adjustment Amount
Unscheduled Principal Collected Amount
Other Principal Adjustment Amount
Report Period End Actual Balance Amount
Servicing Advance Method Code
Non Recoverability Indicator
Total Principal Interest Advanced Outstanding Amount
Total Taxes Insurance Advances Outstanding Amount
Other Expenses Advanced Outstanding Amount
Payment Status Loan Code
Arm Index Rate Percentage
Next Interest Rate Percentage
Next Interest Rate Change Adjustment Date
Next Payment Adjustment Date
Primary Servicer Name
Most Recent Special Servicer Transfer Date
Most Recent Master Servicer Return Date
Asset Subject Demand Indicator
Asset Subject Demand Status Code
Repurchase Amount
Demand Resolution Date
Repurchaser Name
Repurchase Replacement Reason Code

Exhibit 3 to Attachment A Page 3 of 3

Characteristic

Realized Loss To Trust Amount
Liquidation Prepayment Code
Liquidation Prepayment Date
Prepayment Premium Yield Maintenance Received Amount
Workout Strategy Code
Last Modification Date
Modification Code
Post Modification Interest Percentage
Post Modification Payment Amount
Post Modification Maturity Date
Post Modification Amortization Period Amount
AL_Largest Tenant
AL_Second Largest Tenant
AL_Third Largest Tenant
Lease Expiration Largest Tenant Date
Lease Expiration Second Largest Tenant Date
Lease Expiration Third Largest Tenant Date
AL_Units, Pads, Rooms
AL_Occupancy (%)
AL_Maturity Date

Note:	We performed no procedures to determine the accuracy, completeness or reasonableness of the Provided Characteristics.